SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized
The expenses that was recognized for services received from employees and directors is as follows:

	Year ended December 31,
	2018	2019	2020
Cost of Revenues	71	226	115
Research and development	181	375	179
Selling and marketing	63	40	3
General and administrative	330	593	1,025

Total share-based compensation	645	1,234	1,322

Schedule of Share Options Activity
The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2018		2019		2020
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	1,934,735	10.02	2,313,249	9.31	2,334,432	9.18
Option's Granted	665,000	5.12	95,000	4.45	1,274,379	1.43
Option's Exercised	(208,332)	2.63	-	-	-	-
Option's Forfeited and/or expired	(78,154)	9.06	(73,817)	5.17	(11,000)	7.19

Outstanding options and at end of year	2,313,249	9.31	2,334,432	9.18	3,597,811	6.55

Option's Exercisable at end of year	1,475,451	11.23	1,753,803	4.76	1,952,014	9.98

Schedule of Information About Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2020:

	Options and outstanding as of December 31, 2020
Range of exercise prices	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

1.75-5.15	1,988,129	6.67	2.93
6.72- 9.82	790,782	3.86	9.05
12.89 ‑ 13.76	818,900	2.92	12.94
Total	3,597,811	5.20	6.55

Schedule of Fair Value Assumptions
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2018, 2019 and 2020 was estimated using the binomial option pricing models using the following assumptions:

	December 31,
	2018	2019	2020

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	44-54	41-53	51-71
Risk‑free interest rate (%)	1.63-2.69	1.85-2.45	0.2-0.9
Early exercise factor (%)	100-150	150	100-150
Weighted average share prices (Dollar)	4.07	4.83	2.43

Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Share Options Activity
The following table summarizes information about RSU's outstanding as of December 31, 2020:

	RSU's 2018	RSU's 2019	RSU's 2020

Outstanding at beginning of year	-	95,833	108,544
Granted	95,833	36,667	-
Forfeited	-	-	-
Vested	-	(23,956)	(33,958)

Outstanding at the end of the period	95,833	108,544	74,587